650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

February 12, 2014

Via EDGAR and Overnight Delivery

Division of Corporation Finance

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Mark P. Shuman

Edwin Kim

Eiko Yaoita Pyles

Christine Davis

Re:	Box, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted January 3, 2014

CIK No. 0001372612

Ladies and Gentlemen:

On behalf of our client, Box, Inc. (“Box” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated January 30, 2014, relating to the above referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). We are concurrently submitting via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing to the Staff by overnight delivery copies of this letter as well as both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on January 3, 2014.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except for page references appearing in the headings and Staff comments below (which are references to the Registration Statement submitted on January 3, 2014), all page references herein correspond to the page of the revised draft of the Registration Statement.

AUSTIN   BEIJING   BRUSSELS   GEORGETOWN, DE   HONG KONG   LOS ANGELES   NEW YORK

PALO ALTO   SAN DIEGO   SAN FRANCISCO   SEATTLE   SHANGHAI   WASHINGTON, DC

Securities and Exchange Commission

February 12, 2014

General

1.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

We acknowledge the Staff’s comment and understand that the Staff will need sufficient time to review the Registration Statement after the price range is included, which may cause the Staff to issue additional comments. We will provide the price range in a subsequent amendment to the Registration Statement when available.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

We supplementally advise the Staff that neither the Company nor anyone authorized on its behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). We also advise the Staff that there are no research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the offering. To the extent that any such materials are presented to potential investors or published or distributed, as the case may be, we will supplementally provide copies of such written materials and research reports to the Staff.

Prospectus Summary, page 1

3.	On pages 1, 74 and 77 you disclose that 40% of your “active users” access Box via a mobile device. Please revise to clarify how you define an “active user” and disclose how many of your “registered users” are active users.

We supplementally advise the Staff that the Company does not define “active user” in one specific manner. Therefore, in response to the Staff’s comment, we have revised the disclosure on pages 1, 76 and 79 to remove the reference to active users.

The Offering, page 8

4.	Please quantify the number of Class B common stock shares that may be issuable after the offering due to the conversion or exercise of shares of preferred stock, warrants, or options outstanding and will not be automatically converted upon close.

In response to the Staff’s comment, we have revised the disclosure on pages 10 and 127 to quantify the number of shares of the Company’s Class B common stock that may be issuable after the offering due to the exercise or vesting of outstanding warrants, options or restricted stock units that will not be automatically converted into shares of the Company’s Class B common stock upon the closing of the offering.

Securities and Exchange Commission

February 12, 2014

Summary Consolidated Financial Data, page 11

5.	We note on page 35 that you may use a portion of the net proceeds received in the offering to repay outstanding borrowings. Please revise to include pro forma earnings per share information giving effect to the number of shares issued in the offering whose proceeds will be used to repay a portion of your outstanding debt. Please ensure that you include footnote disclosure related to your pro forma information that clearly supports the calculations of both the numerator and denominator used in computing pro forma earnings per share. We refer you to SAB Topic 3.A by analogy and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X. Also, please revise your disclosures on page 40 and throughout the filing to disclose the amount of proceeds that will be used to repay outstanding borrowings.

In response to the Staff’s comment, we have revised the disclosure on page 37 to remove the disclosure that the Company may use a portion of the net proceeds received in the offering to repay outstanding borrowings and have revised the disclosure on pages 8 and 42 regarding the Company’s planned use of the net proceeds it receives from the offering.

Risk Factors

Actual or perceived security vulnerabilities in our services ..., page 16

6.	On page 17, you disclose that some of your contracts require you to indemnify your customers for damages related to security breaches. Please revise to clarify the scope of your potential liability and whether you have any insurance for such claims. We note that on page 24 you only reference an errors and omissions insurance policy.

In response to the Staff’s comment, we have revised the disclosure on page 18 to clarify the scope of the Company’s potential liability relating to security breaches under certain contracts with its customers and to describe the Company’s insurance policy related to such potential liability.

Market and Industry Data, page 39

7.	Please provide us supplemental copies of the reports or other source documentation that you cite on page 39, and cross-reference throughout your prospectus, from which market or other data is extracted. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus.

In response to the Staff’s comment, we are supplementally providing the Staff, under separate cover, with copies of the industry publications cited on page 41. To expedite the Staff’s review, we have marked each source to highlight the applicable portion or section containing the statistic and cross-referenced it to the appropriate location in the Registration Statement.

Securities and Exchange Commission

February 12, 2014

8.	Please clarify whether any of the reports cited on page 39 were commissioned on your behalf or for the offering.

We supplementally advise the Staff that the reports cited on page 41 were not commissioned on the Company’s behalf or for the offering.

Use of Proceeds, page 40

9.	To the extent known, please provide more detail regarding the purposes for which the net proceeds in this offering are intended to be used. In this regard, consider disclosing the amount of proceeds that you plan to use to grow your business. This section does not require disclosure of definitive plans and it is acceptable to provide a quantitative discussion of preliminary plans. See Item 504 of Regulation S-K and Instruction 7 to Item 504. We note on pages 5-6 and 80-81 you describe your growth plans, but do not indicate if they will be funded via offering proceeds.

In response to the Staff’s comment, we have revised the disclosure on pages 8 and 42 to provide additional detail regarding the Company’s currently anticipated plans for the use of the net proceeds it receives from the offering.

Managements’ Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 49

10.	On page 50, you disclose that you have more than 23 million registered users across 200,000 organizations, and 30,000 paying organizations. Further, you disclose on page 74 that your registered users represent employees from 99% of the Fortune 500 companies, 40% of which are paying business customers. Also, you disclose 20% of the “[Forbes] Global 2000 companies” are paying business customers. These figures appear to imply that you have significant penetration in enterprise-level business. However, it is not clear whether “paying business customers” refer to individual employees or small groups of employees at larger organizations or enterprise-wide contracts that involve large numbers of employees. Accordingly, it is difficult to determine whether the sources of your revenue are materially derived from individuals, small businesses, and small accounts at large organizations or whether your direct or indirect sales staffs have been successful in generating material amounts of revenue from large organizations by means of enterprise-wide contracts with corporate information technology departments. Please revise to disclose the amount of revenues generated from your different levels categories of customers, including enterprise-wide, large organizations.

We supplementally advise the Staff that the Company does not currently track its revenue by size of customer, and therefore, it is unable to quantify revenue generated from different categories of customers, including enterprise-wide, large organizations. In response to the Staff’s comment, we have revised the disclosure on pages 52 and 82 to further describe the different types of customers that purchase the Company’s solution and how organizations or employees within organizations typically purchase the Company’s solution. We further advise the Staff that there is often not a direct correlation between the size of customer and the specific pricing package that they purchase. For example, a small doctor’s office that needs to be HIPAA-compliant may purchase the Company’s Enterprise subscription plan to receive that higher level of functionality.

Securities and Exchange Commission

February 12, 2014

11.	Similarly, while you disclose that you have 23 million registered users, it is not clear how many of these registered users are free users, individual subscribers, small business subscribers or enterprise-wide subscriptions that encompass a large amount of users under a single contract. Please revise to provide such details and advise us whether these figures and active registered users are key metrics used by management to evaluate your business.

In response to the Staff’s comment, we have revised the disclosure on page 52 to disclose that approximately 93% of the Company’s registered users are non-paying users who have independently registered for accounts (“Free users”) and approximately 7% of the Company’s registered users are paying users who register as part of a larger enterprise or business account or personal account. We respectfully advise the Staff that the Company does not categorize its paying users by whether they are individual subscribers, small business subscribers or part of an enterprise-wide subscription. Furthermore, while the Company tracks total registered users, this number is primarily disclosed for marketing purposes but is not necessarily correlated to the Company’s financial results or future trends and uncertainties in its business, and it therefore is not a key metric.

12.	We note your disclosure that your platform is available in 14 languages and you have opened sales offices in the United Kingdom, Germany, and Japan. Please provide an expanded quantitative discussion regarding your global sales to provide context for your briefly described trend of expanded global sales.

We supplementally advise the Staff that, prior to August 1, 2013, the Company’s global sales were all recorded in the Company’s one U.S. legal entity. Effective August 1, 2013, the Company transferred the rights to sell the Company’s services to third-party customers outside of the United States to an international Box subsidiary. Concurrent with this structural change, the Company implemented new accounting system functionality that permitted it to separately calculate revenue for U.S. customers and for non-U.S. customers. In response to the Staff’s comment, we have revised the disclosure on page 51 to disclose that, for the three months ended October 31, 2013, revenue from non-U.S. customers represented 20.1% of the Company’s revenue and that the Company expects its revenue from non-U.S. customers will increase at a higher rate than its revenue from U.S. customers in the future.

Key Business Metrics, page 51

13.	Since part of your business model is based on growing your free user base and converting them to paying subscribers, please advise us whether the rate of conversion from free to paying subscribers, or similar metric, is a key metric used by your management to evaluate your business.

We supplementally advise the Staff that the rate of conversion from free to paying subscribers is not a key metric that the Company uses to evaluate its business. As described in the Registration Statement (see, e.g., page 80), the Company’s investment in its free user base is primarily for marketing purposes to increase brand awareness and provide individual users with the ability to try the service and realize firsthand its benefits. Converting the individual free user to a paid user is not the Company’s focus; rather, the Company’s objective is to use this viral marketing approach to apply increasing pressure on the broader organization and the organization’s IT decision makers to adopt the Company’s service on a broader, enterprise-level basis.

Securities and Exchange Commission

February 12, 2014

14.	Since it appears you bundle cloud-based storage with both your free and paid accounts, please advise us whether any storage-based usage measures are key metrics used by management to evaluate your business.

We supplementally advise the Staff that storage-based usage measures are not key metrics used by the Company’s management to evaluate its business. The Company bundles cloud-based storage with both its free and paid accounts as a means for users to access and utilize the services provided on the Company’s Enterprise Content Collaboration platform, but cloud-based storage usage measures on their own are not the Company’s focus.

15.	We note that you did not disclose the billing growth rate for the 9 months ended October 31, 2012 as the information is not meaningful due to the fiscal period change. Please tell us your basis for this conclusion.

We supplementally advise the Staff that the Company originally determined that the billing growth rate for the period ended October 31, 2012, would not be meaningful because it would be effectively comparing inconsistent periods based on two different fiscal year cycles. More specifically, the nine months ended October 31, 2012 represent a full three fiscal quarters while the nine months ended October 31, 2011 represent two months from the first fiscal quarter (February through March), the second and third fiscal quarters (April through September) and one month of the fourth fiscal quarter (October). The Company considered showing this comparison, even though it is inconsistent, or alternatively, presenting the growth percentage of the nine months ended October 31, 2012, with the nine months ended September 30, 2011 in order to present a more consistent three fiscal quarter to three fiscal quarter comparison. Ultimately, the Company concluded that neither approach was a particularly meaningful or insightful result and disclosed that the comparison was not meaningful due to the fiscal period change.

However, in response to the Staff’s comment, we have revised pages 14, 49 and 53 to include a growth rate for the nine months ended October 31, 2012. The Company elected to proceed with the computation option that compares billings during the fiscal nine months ended October 31, 2012 to billings during the fiscal nine months ended September 30, 2011. We supplementally advise the Staff that the alternative calculation would yield a growth rate of 148%, which the Company believes is not necessarily a better or more meaningful result as compared to the growth rate disclosed. We further advise the Staff that, when the financial information for fiscal year 2014 is included in the Registration Statement in a future amendment, the Company will delete the nine-month comparison and provide the billing growth rate for the full fiscal year, such that this nine-month growth rate will drop out of the Registration Statement.

Securities and Exchange Commission

February 12, 2014

Results of Operations, page 55

16.	You attribute the increase in sales and marketing, research and development, and general administrative expenses, in part, to the increase in headcount or personnel. Please revise to provide specific headcount figures for the periods presented.

In response to the Staff’s comment, we have revised the disclosure on pages 59 to 62 to provide specific headcount figures for the periods presented.

Liquidity and Capital Resources, page 60

17.	Please identify the lender of your $100 million two-year credit facility and file your credit agreement as an exhibit, pursuant to Item 601(b)(4) of Regulation S-K.

In response to the Staff’s comment, we have revised the disclosure on page 63 to identify the lenders of the Company’s $100 million, two-year credit facility and have filed the credit agreement as an exhibit to the Registration Statement.

Letter From Aaron Levie, Co-Founder, and Chairman and CEO, page 72

18.	Please tell us whether the entities referenced in the letter, such as Bechtel, Schneider Electric and The Gap are existing customers and clarify whether your relationships with these entities are on an enterprise level.

We supplementally advise the Staff that the customers referenced in the Letter from Aaron Levie, Co-Founder, Chairman and CEO, including Bechtel, charity: water, Eli Lilly, Pearson, Schneider Electric, The Gap, Wake Forest Medical Center and Wasserman Media Group, are existing enterprise customers of the Company.

Business

The Box Solution, page 76

19.	Please revise to include a brief discussion of your plans and pricing for your different types of customers. Your website at https://www.box.com/pricing/ indicates that you primarily offer set packages with firm pricing based on the number of users and the amount of storage.

In response to the Staff’s comment, we have revised the disclosure on pages 4 and 79 to include a brief discussion of the Company’s plans and pricing for its different types of customers. We supplementally advise the Staff that the cloud-based storage service provided by the Company is only a means for users to access and utilize the other services provided by the Company’s Enterprise Content Collaboration platform, and the Company’s pricing plans reflect the varying features offered by the Company to address the different needs of its customers.

Securities and Exchange Commission

February 12, 2014

20.	Please discuss where appropriate the role of availability and volume of cloud-based storage in your marketing activities and your competitive position. Also, clarify whether you offer any software or applications that are not bundled with your cloud-based storage services.

In response to the Staff’s comment, we have revised the disclosure on pages 4, 79, 82 and 89 to include a further discussion of the role of the availability and volume of cloud-based storage in the Company’s marketing activities and its competitive position. We also respectfully direct the Staff to some of the existing disclosure that addresses the role of cloud-based storage, including the discussion of:

•	Box Embed on pages 4 and 79 that notes that customers are able to store content generated from other applications in Box and access that content through the Box platform and any integrated business application;

•	the benefits to users on pages 5 and 80 that include the ability to securely store, access, share and collaborate on content from any location using any operating system and on any device; and

•	the Box Platform on page 83 that notes that the Company’s Enterprise Content Collaboration platform enables users to easily store, share, manage, create and collaborate with content both internally and externally, and that the Box applications provide functionality for content storage, management, collaboration, editing and creation.

Finally, in response to the Staff’s comment, we have added a risk factor on page 22 relating to the Company’s data center capacity requirements. We have also revised the disclosure on page 79 to clarify that the Company offers cloud-based storage services with all of its pricing packages, but the other features offered vary depending on the pricing package. We supplementally advise the Staff that the Company does not offer any software or applications that are not bundled with its cloud-based storage services.

Case Studies, page 88

21.	Please revise to provide the dates of when your clients first adopted your platform on an enterprise level and the periods measured in the statistics cited, such as the number of client employee users and amount of savings. With respect to the amounts saved, please revise to clarify how this figure was determined.

In response to the Staff’s comment, we have revised the case studies on pages 93 to 95 to provide the additional information requested by the Staff.

Technology and Operations, page 89

22.	Please revise to provide more detail of your third-party co-location datacenters, including capacity and a description of any material terms of your respective agreements. Please file your third-party data center agreements as an agreement pursuant to Item 601(b)(10) of Regulation S-K or advise us why you believe your business is not substantially dependent on them.

In response to the Staff’s comment, we have revised the disclosure on page 95 to provide additional detail on the Company’s third-party co-location datacenters. We supplementally advise the Staff that we will file the third-party data center agreements as exhibits to a subsequent amendment to the Registration Statement.

Securities and Exchange Commission

February 12, 2014

23.	In addition, please describe your company-owned data centers in more detail, as your description of your leased property on page 96 references “business operations” instead of specific any data centers. Please consider disclosing whether you anticipate the need to acquire additional storage space to continue your current growth rate.

We supplementally advise the Staff that the Company does not own any of its data centers, and we have revised the disclosure on page 95 to provide this clarification. We further advise the Staff that we have added a risk factor on page 22 relating to the Company’s data center capacity requirements.

Partnerships and Strategic Relationships, page 92

24.	Please revise to clarify whether you generate a material amount of revenue through any partnership or strategic relationship described on page 92 or though such third-party vehicles in aggregate.

We supplementally advise the Staff that, while the Company is experiencing increased traction with its channel partners, revenue generated from channel partners has been less than 10% for all periods presented. In response to the Staff’s comment, we have revised the disclosure on page 98 to disclose that agreements with strategic partners and developers have not been material to date.

Customer Success, page 93

25.	On page 73, your CEO indicates that you provide your customers “with the greatest care and attention, delivering Zappos-like fanatical support.” Please revise this section to describe your customer support function in a readily understandable manner and discuss the level of customer support that you provide to different types of customers, from free personal accounts to enterprise customers. It is unclear what type of customers you are referring to as “standard support users” and what the differences exist between the standard and premium support packages. Provide quantitative context concerning the extent to which your customers are premium support subscribers.

In response to the Staff’s comment, we have revised the disclosure on pages 75 and 99 to more fully describe the Company’s customer support function. We supplementally advise the Staff that, as described in our response to the Staff’s comment 35 below, the Company’s revenue related to premier support has not been significant, as it was less than 1% of revenue for the nine months ended October 31, 2013.

Management, page 97

26.	Please revise to clarify the scope of Mr. Levie’s studies in business at the Marshall School of Business at the University of Southern California.

In response to the Staff’s comment, we have revised the disclosure on page 103 to clarify Mr. Levie’s attendance at the University of Southern California.

Securities and Exchange Commission

February 12, 2014

Board of Directors, page 99

27.	On page 115, you describe a voting agreement which will expire upon the close of the offering, but involved an agreement as to the election of directors. Please briefly describe the impact of the voting agreement on the current composition of the board.

In response to the Staff’s comment, we have revised the disclosure on pages 105 and 106 to describe the impact of the voting agreement on the current composition of the Company’s board of directors.

28.	Please tell us whether you will satisfy the conditions of the New York Stock Exchange’s controlled company exemptions and whether you plan to rely on those provisions in the future. Please also explain whether you believe a risk factor to discuss the availability of the controlled company exemptions and its effects on your corporate governance is necessary.

We supplementally advise the Staff that the Company will not be a “controlled company” and does not plan to rely, nor does it expect to be eligible to rely, on the New York Stock Exchange’s controlled company exemptions. As a result, we do not believe a risk factor to discuss the availability of the controlled company exemptions is necessary.

Compensation Committee Interlocks and Insider Participation, page 102

29.	We note that your compensation committee members Messrs. Stein and O’Driscoll are affiliates of Draper Fisher Jurvetson and Scale Venture Partners, respectively. Please either revise this section to disclose any related party transactions involving your compensation committee members and/or their affiliates or provide an appropriate cross-reference to the relevant related party transactions on pages 112 through 117. Please refer to Item 407(e)(4)(iv) of Regulation S-K for further guidance.

In response to the Staff’s comment, we have revised the disclosure on page 108 to include a cross-reference to the relevant related party transactions described on pages 118 to 123.

Certain Relationships and Related Party Transactions, page 112

30.	Please identify the related parties subject to the scope of Item 404(a) of Regulation S-K for your Investors’ Rights Agreement, Right of First Refusal and Voting Agreement.

In response to the Staff’s comment, we have revised the disclosure on page 121 to identify the related parties that are party to the Company’s Investors’ Rights Agreement, Right of First Refusal Agreement and Voting Agreement.

Description of Capital Stock, page 121

31.	Expand your discussion of the conversion features to describe the transfers of Class B shares (in addition to transfers for tax and estate planning purposes) that will not trigger the automatic conversion of those shares into Class A common stock. In particular, please clarify whether transfers to affiliates would result in an automatic conversion.

We acknowledge the Staff’s comment and supplementally advise the Staff that, once the Company’s board of directors determines the conversion features relating to transfers of shares of the Company’s Class B common stock (in addition to transfers for tax and estate planning purposes), we will revise the Registration Statement to include a description of such conversion features.

Securities and Exchange Commission

February 12, 2014

32.	Please attribute the legal conclusion that your Class A and Class B common stock will be fully paid and non-assessable to a named counsel or remove the statement.

In response to the Staff’s comment, we have removed the statement relating to the fully-paid and non-assessable status of the Company’s Class A and Class B common stock.

33.	We note your disclosure on page 136 that “Morgan Stanley & Co. LLC, Credit Suisse Securities (USA) LLC and J.P. Morgan Securities LLC, in their sole discretion, may release our Class A common stock or Class B common stock and other securities subject to the lock-up agreements described above in whole or in part at any time with or without notice.” Please clarify how this statement is consistent with FINRA Rule 5131’s requirement that the lead book-running manager must notify both the issuer and announce the impending release of the lock-up restrictions through a major news source.

In response to the Staff’s comment, we have revised the disclosure on page 142 to clarify the disclosure to make clear that the Company will comply with FINRA Rule 5131’s requirements.

Consolidated Financial Statements

Consolidated Balance Sheet, page F-3

34.	We note your disclosure on page F-12 that the pro forma consolidated balance sheet reflects the reclassification of the redeemable convertible preferred stock warrant liability to additional paid-in-capital. However, the column labeled “Pro Forma Stockholders’ Equity [as of] October 31, 2013” appears to only reflect the impact on stockholder’s equity and does not reflect the impact on liabilities. Please advise.

In response to the Staff’s comment, we have revised the disclosure on pages F-3 and F-4 to reflect the impact of the reclassification of the Company’s redeemable convertible preferred stock warrant liability to additional paid-in-capital and the associated cash proceeds from the assumed exercise. We further advise the Staff that we have revised the heading of the related disclosure on page F-12 from “Unaudited Pro Forma Stockholders’ Deficit” to “Unaudited Pro Forma Balance Sheet”.

Notes to Consolidated Financial statements

Note 2: Summary of Significant Accounting Policies

Revenue Recognition, page F-13

35.

We note from your disclosure on page 52 that premier support revenue is recognized ratably over the contract term. Please revise your disclosure to include this information in the Notes to Consolidated Financial Statements. We also note that your arrangements can include multiple-

Securities and Exchange Commission

February 12, 2014

elements which may consist of some or all of subscription services, premier support, and professional services. Please revise your disclosure to state whether premier support qualifies as a separate unit of accounting and the basis and reasons for your conclusion. Also, please disclose the significant factors, inputs, assumptions, and methods used to determine the relative selling price for premier support. Please note that similar concerns apply to your disclosure on page 63 under Critical Accounting Policies and Estimates.

We supplementally advise the Staff that the Company’s revenue related to premier support has not been significant, as it was less than 1% of revenue for the nine months ended October 31, 2013. To date, premier support has always been sold with the related subscription service offering, and the term of the premier support service has been the same as the subscription service. Accordingly, the Company has determined that premier support does not have standalone value, and therefore, the Company accounts for premier support as a single unit of accounting with the related subscription services. However, the Company believes that, even if it had concluded that its premier support had standalone value, there would be no difference in the amount of revenue recognized as the two deliverables have the same term.

Further, in response to the Staff’s comment, we have revised the revenue recognition policy disclosure on page F-14 and the Critical Accounting Policies and Estimates on pages 66 and 67 to disclose that premier support does not qualify as a separate unit of accounting and to provide the basis and reasons for this conclusion.

Recent Sales of Unregistered Securities, page II-2

36.	To the extent not currently provided, please disclose the consideration received in connection with the issuances of warrants and shares issued for acquisitions described on pages II-2 and II-3.

In response to the Staff’s comment, we have revised the disclosure on pages II-2 and II-3 to disclose the consideration received in connection with the issuance of warrants and shares issued for acquisitions.

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 565-3969 or javina@wsgr.com.

Securities and Exchange Commission

February 12, 2014

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Jon C. Avina

Jon C. Avina

cc:	Aaron Levie, Box, Inc.

Dylan Smith, Box, Inc.

Dan Levin, Box, Inc.

Peter McGoff, Box, Inc.

Steven E. Bochner, Wilson Sonsini Goodrich & Rosati, P.C.

Jose F. Macias, Wilson Sonsini Goodrich & Rosati, P.C.

Richard A. Kline, Goodwin Procter LLP

Anthony J. McCusker, Goodwin Procter LLP